UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-2554

Name of Registrant: Vanguard Money Market Reserves

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: May 31, 2011

Item 1: Schedule of Investments

Vanguard Prime Money Market Fund

Schedule of Investments
As of May 31, 2011

Face	Market
Maturity	Amount	Value
Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (35.5%)
2	Federal Home Loan Bank Discount Notes	0.080%	8/24/11	500,000	499,907
2	Federal Home Loan Bank Discount Notes	0.090%	8/26/11	297,300	297,236
[2,3] Federal Home Loan Banks	0.174%	1/9/12	593,000	592,883
[2,3] Federal Home Loan Banks	0.165%	1/23/12	425,000	424,931
[2,3] Federal Home Loan Banks	0.158%	1/26/12	405,000	404,920
[2,3] Federal Home Loan Banks	0.173%	2/1/12	750,000	749,838
[2,3] Federal Home Loan Banks	0.175%	2/3/12	122,000	121,975
[2,3] Federal Home Loan Banks	0.181%	2/3/12	484,000	483,902
[2,3] Federal Home Loan Mortgage Corp.	0.202%	8/5/11	1,250,000	1,250,039
[2,3] Federal Home Loan Mortgage Corp.	0.158%	12/16/11	515,000	514,887
[2,3] Federal Home Loan Mortgage Corp.	0.145%	12/21/11	1,500,000	1,499,579
[2,3] Federal Home Loan Mortgage Corp.	0.158%	2/16/12	470,400	470,260
[2,3] Federal Home Loan Mortgage Corp.	0.135%	8/24/12	2,515,000	2,513,514
[2,3] Federal Home Loan Mortgage Corp.	0.160%	2/4/13	1,000,000	999,144
[2,3] Federal Home Loan Mortgage Corp.	0.155%	3/21/13	907,000	906,172
[2,3] Federal Home Loan Mortgage Corp.	0.159%	5/6/13	600,000	599,534
[2,3] Federal Home Loan Mortgage Corp.	0.141%	6/3/13	950,000	949,229
[2,3] Federal National Mortgage Assn.	0.092%	7/27/11	2,000,000	1,999,877
[2,3] Federal National Mortgage Assn.	0.112%	8/11/11	1,000,000	999,882
[2,3] Federal National Mortgage Assn.	0.215%	8/23/12	1,455,500	1,454,956
[2,3] Federal National Mortgage Assn.	0.227%	9/17/12	988,000	987,741
[2,3] Federal National Mortgage Assn.	0.215%	11/23/12	1,772,795	1,771,999
[2,3] Federal National Mortgage Assn.	0.226%	12/20/12	494,500	494,344
[2,3] Federal National Mortgage Assn.	0.221%	12/28/12	219,000	218,930
United States Treasury Bill	0.145%	6/2/11	340,000	339,999
United States Treasury Bill	0.180%	6/9/11	500,000	499,980
United States Treasury Bill	0.190%–0.191%	6/16/11	1,550,000	1,549,877
United States Treasury Bill	0.185%	6/23/11	2,000,000	1,999,774
United States Treasury Bill	0.225%	6/30/11	2,000,000	1,999,637
United States Treasury Bill	0.190%	7/7/11	979,000	978,814
United States Treasury Bill	0.155%	8/25/11	300,000	299,890
United States Treasury Bill	0.170%	9/1/11	568,120	567,873
United States Treasury Bill	0.155%	9/8/11	1,000,000	999,574
United States Treasury Bill	0.135%	9/15/11	600,000	599,761
United States Treasury Bill	0.150%	9/22/11	1,500,000	1,499,294
United States Treasury Bill	0.170%	9/29/11	1,500,000	1,499,150
United States Treasury Bill	0.110%	10/20/11	924,000	923,602
United States Treasury Bill	0.115%	10/27/11	1,000,000	999,527
United States Treasury Bill	0.100%	11/3/11	782,671	782,334
United States Treasury Bill	0.100%	11/25/11	1,500,000	1,499,262
United States Treasury Bill	0.115%	12/1/11	1,000,000	999,419
Total U.S. Goverment and Agency Obligations (Cost $39,243,446)	39,243,446
Commercial Paper (17.0%)
Bank Holding Company (0.2%)
State Street Corp.	0.160%	8/15/11	91,500	91,470
State Street Corp.	0.160%	8/16/11	59,000	58,980
State Street Corp.	0.160%	8/23/11	75,000	74,972
225,422

Finance - Auto (1.5%)
American Honda Finance Corp.	0.240%	6/2/11	31,000	31,000
American Honda Finance Corp.	0.230%	6/16/11	31,400	31,397
American Honda Finance Corp.	0.230%	6/17/11	31,000	30,997
American Honda Finance Corp.	0.230%	7/5/11	127,000	126,972
American Honda Finance Corp.	0.230%	7/8/11	38,000	37,991
American Honda Finance Corp.	0.220%	7/11/11	34,500	34,492
American Honda Finance Corp.	0.220%	7/20/11	297,000	296,911
American Honda Finance Corp.	0.210%	8/2/11	52,000	51,981
American Honda Finance Corp.	0.190%	8/16/11	59,470	59,446
Toyota Credit Canada Inc.	0.260%	7/19/11	38,000	37,987
Toyota Motor Credit Corp.	0.250%	6/2/11	207,600	207,598
Toyota Motor Credit Corp.	0.270%	7/5/11	25,000	24,994
Toyota Motor Credit Corp.	0.250%	7/19/11	116,000	115,961
Toyota Motor Credit Corp.	0.240%	7/26/11	49,000	48,982
Toyota Motor Credit Corp.	0.200%	8/26/11	38,000	37,982
Toyota Motor Credit Corp.	0.200%	8/29/11	111,000	110,945
Toyota Motor Credit Corp.	0.280%	11/10/11	12,750	12,734
Toyota Motor Credit Corp.	0.280%	11/16/11	37,000	36,952
Toyota Motor Credit Corp.	0.270%	11/18/11	136,000	135,822
Toyota Motor Credit Corp.	0.280%	11/21/11	99,000	98,867
Toyota Motor Credit Corp.	0.280%	11/28/11	99,000	98,861
				1,668,872
Finance - Other (4.3%)
4 Falcon Asset Securitization Co. LLC	0.170%	8/16/11	37,000	36,987
4 Falcon Asset Securitization Co. LLC	0.170%	8/23/11	37,000	36,986
General Electric Capital Corp.	0.120%	7/1/11	147,000	146,985
General Electric Capital Corp.	0.301%	7/18/11	250,000	249,902
General Electric Capital Corp.	0.190%	7/20/11	300,000	299,922
General Electric Capital Corp.	0.190%	9/20/11	300,000	299,824
General Electric Capital Corp.	0.190%	9/21/11	200,000	199,882
General Electric Capital Corp.	0.190%	9/26/11	396,000	395,755
General Electric Capital Corp.	0.190%	9/28/11	565,000	564,645
4 Govco LLC	0.210%	8/19/11	45,250	45,229
4 Govco LLC	0.210%	8/23/11	116,000	115,944
4 Govco LLC	0.200%	8/24/11	56,000	55,974
4 Govco LLC	0.200%	8/25/11	56,000	55,974
4 Govco LLC	0.200%	8/26/11	75,000	74,964
4 Govco LLC	0.200%	8/30/11	122,500	122,439
4 Govco LLC	0.200%	8/31/11	123,000	122,938
4 Straight-A Funding LLC	0.250%	6/2/11	117,000	116,999
4 Straight-A Funding LLC	0.250%	6/2/11	90,000	89,999
4 Straight-A Funding LLC	0.240%	6/3/11	21,026	21,026
4 Straight-A Funding LLC	0.240%	6/7/11	24,146	24,145
4 Straight-A Funding LLC	0.240%	6/9/11	200,000	199,989
4 Straight-A Funding LLC	0.240%	6/10/11	71,189	71,185
4 Straight-A Funding LLC	0.240%	6/10/11	44,500	44,497
4 Straight-A Funding LLC	0.230%	7/1/11	59,000	58,989
4 Straight-A Funding LLC	0.230%	7/1/11	79,000	78,985
4 Straight-A Funding LLC	0.200%	7/6/11	126,675	126,650
4 Straight-A Funding LLC	0.190%	7/25/11	19,000	18,995
4 Straight-A Funding LLC	0.190%	8/1/11	73,724	73,700
4 Straight-A Funding LLC	0.190%	8/1/11	110,256	110,221
4 Straight-A Funding LLC	0.190%	8/2/11	99,000	98,968
4 Straight-A Funding LLC	0.170%	8/4/11	18,500	18,494
4 Straight-A Funding LLC	0.170%	8/4/11	153,000	152,954
4 Straight-A Funding LLC	0.170%	8/4/11	65,000	64,980

4 Straight-A Funding LLC	0.180%	8/4/11	35,000	34,989
4 Straight-A Funding LLC	0.170%	8/5/11	146,000	145,955
4 Straight-A Funding LLC	0.170%	8/8/11	246,000	245,921
4 Straight-A Funding LLC	0.170%	8/8/11	22,159	22,152
4 Straight-A Funding LLC	0.170%	8/11/11	37,730	37,717
4 Straight-A Funding LLC	0.170%	8/16/11	23,028	23,020
4 Straight-A Funding LLC	0.170%	8/17/11	80,000	79,971
				4,784,851
Foreign Banks (6.6%)
Abbey National NA LLC	0.451%	8/3/11	59,000	58,953
4 Australia & New Zealand Banking Group, Ltd.	0.336%	7/29/11	41,000	40,978
4 Australia & New Zealand Banking Group, Ltd.	0.336%	8/1/11	24,670	24,656
4 Australia & New Zealand Banking Group, Ltd.	0.336%	8/2/11	198,000	197,886
4 Australia & New Zealand Banking Group, Ltd.	0.311%	10/3/11	297,000	296,683
4 Australia & New Zealand Banking Group, Ltd.	0.280%	10/6/11	150,000	149,852
4 Australia & New Zealand Banking Group, Ltd.	0.250%	11/8/11	96,105	95,998
4 Australia & New Zealand Banking Group, Ltd.	0.250%	11/9/11	120,000	119,866
4 Commonwealth Bank of Australia	0.361%	6/14/11	199,000	198,974
4 Commonwealth Bank of Australia	0.230%	7/7/11	300,000	299,931
4 Commonwealth Bank of Australia	0.190%	8/2/11	593,500	593,306
4 Commonwealth Bank of Australia	0.195%	8/3/11	109,000	108,963
4 Commonwealth Bank of Australia	0.190%	8/5/11	249,000	248,915
4 Commonwealth Bank of Australia	0.190%	8/9/11	323,000	322,882
4 Commonwealth Bank of Australia	0.341%	8/31/11	60,400	60,348
4 Commonwealth Bank of Australia	0.331%	9/14/11	500,000	499,519
4 DNB NOR Bank ASA	0.200%	7/12/11	405,000	404,908
Nordea North America Inc.	0.381%	7/12/11	102,482	102,438
Rabobank USA Financial Corp.	0.260%	11/4/11	143,975	143,813
4 Westpac Banking Corp.	0.341%	7/12/11	500,000	499,806
4 Westpac Banking Corp.	0.341%	7/25/11	495,000	494,748
4 Westpac Banking Corp.	0.341%	7/28/11	497,000	496,732
4 Westpac Banking Corp.	0.341%	8/1/11	350,000	349,798
4 Westpac Banking Corp.	0.341%	8/4/11	350,000	349,788
4 Westpac Banking Corp.	0.341%	8/8/11	448,000	447,712
4 Westpac Banking Corp.	0.311%	10/6/11	170,000	169,814
4 Westpac Banking Corp.	0.290%	10/21/11	517,000	516,409
				7,293,676
Foreign Governments (0.7%)
Banque et Caisse d'Epargne de L'Etat	0.200%	7/27/11	48,000	47,985
Banque et Caisse d'Epargne de L'Etat	0.341%	8/31/11	100,000	99,914
Banque et Caisse d'Epargne de L'Etat	0.341%	9/20/11	76,000	75,920
Province of Ontario	0.200%	6/1/11	247,000	247,000
Province of Ontario	0.200%	6/2/11	99,000	98,999
Province of Ontario	0.180%	7/6/11	156,000	155,973
4 Quebec	0.210%	6/2/11	49,500	49,500
				775,291
Foreign Industrial (2.2%)
4 Nestle Capital Corp.	0.210%	6/1/11	192,000	192,000
4 Nestle Capital Corp.	0.200%	9/1/11	365,000	364,813
4 Nestle Capital Corp.	0.200%	9/6/11	29,000	28,984
Nestle Finance International Ltd.	0.180%	6/21/11	61,000	60,994
4 Novartis Finance Corp.	0.290%	9/12/11	36,774	36,743
4 Novartis Finance Corp.	0.210%	10/11/11	31,650	31,624
4 Novartis Finance Corp.	0.220%	10/12/11	49,500	49,460
4 Novartis Securities Investment Ltd.	0.240%	6/13/11	294,000	293,976
4 Novartis Securities Investment Ltd.	0.240%	6/14/11	17,350	17,349
4 Novartis Securities Investment Ltd.	0.200%	7/14/11	64,350	64,335

4 Novartis Securities Investment Ltd.	0.200%	7/15/11	69,000	68,983
4 Sanofi-Aventis SA	0.240%	6/15/11	345,000	344,968
4 Sanofi-Aventis SA	0.240%	6/16/11	38,500	38,496
4 Sanofi-Aventis SA	0.240%	6/17/11	115,000	114,988
4 Total Capital Canada, Ltd.	0.321%	7/13/11	199,000	198,926
4 Total Capital Canada, Ltd.	0.321%	7/14/11	297,000	296,886
4 Total Capital Canada, Ltd.	0.321%	7/19/11	154,000	153,934
4 Total Capital Canada, Ltd.	0.311%	9/16/11	40,500	40,463
				2,397,922
Industrial (1.5%)
General Electric Co.	0.130%	7/1/11	396,000	395,957
4 Johnson & Johnson	0.200%	6/16/11	78,000	77,994
4 Johnson & Johnson	0.180%	7/15/11	137,000	136,970
4 PepsiCo Inc.	0.160%	6/10/11	64,000	63,997
4 PepsiCo Inc.	0.160%	6/13/11	39,000	38,998
4 Procter & Gamble Co.	0.140%	6/15/11	32,971	32,969
4 Procter & Gamble Co.	0.160%	6/16/11	38,000	37,997
4 The Coca-Cola Co.	0.230%	6/6/11	118,000	117,996
4 The Coca-Cola Co.	0.230%	6/7/11	50,000	49,998
4 The Coca-Cola Co.	0.170%	6/9/11	155,000	154,994
4 The Coca-Cola Co.	0.230%	6/13/11	96,488	96,481
4 The Coca-Cola Co.	0.230%	6/14/11	156,000	155,987
4 The Coca-Cola Co.	0.150%	8/5/11	255,998	255,929
4 The Coca-Cola Co.	0.150%	8/23/11	29,705	29,695
				1,645,962
Total Commercial Paper (Cost $18,791,996)				18,791,996
Certificates of Deposit (37.6%)
Eurodollar Certificates of Deposit (13.3%)
Australia & New Zealand Banking Group, Ltd.	0.350%	6/8/11	175,000	175,000
Australia & New Zealand Banking Group, Ltd.	0.340%	8/3/11	321,000	321,000
Australia & New Zealand Banking Group, Ltd.	0.320%	10/5/11	495,000	495,000
Australia & New Zealand Banking Group, Ltd.	0.320%	10/6/11	496,000	496,000
Australia & New Zealand Banking Group, Ltd.	0.310%	10/18/11	300,000	300,023
Australia & New Zealand Banking Group, Ltd.	0.290%	10/21/11	250,000	250,000
Australia & New Zealand Banking Group, Ltd.	0.280%	11/4/11	247,000	247,000
Bank of Nova Scotia	0.240%	11/28/11	68,000	68,000
Commonwealth Bank of Australia	0.270%	6/2/11	700,000	700,000
Commonwealth Bank of Australia	0.190%	7/28/11	800,000	800,000
Danske Bank A/S	0.175%	6/14/11	500,000	500,001
DNB NOR Bank ASA (London Branch)	0.200%	8/5/11	760,000	760,000
HSBC Bank PLC	0.340%	9/19/11	500,000	500,000
HSBC Bank PLC	0.330%	10/3/11	450,000	450,000
HSBC Bank PLC	0.320%	10/6/11	495,000	495,000
HSBC Bank PLC	0.300%	10/11/11	500,000	500,000
HSBC Bank PLC	0.310%	10/17/11	493,000	493,000
HSBC Bank PLC	0.285%	11/9/11	349,000	349,008
ING Bank N.V.	0.190%	6/23/11	500,000	500,000
Lloyds TSB Bank PLC	0.290%	6/9/11	440,000	440,000
Lloyds TSB Bank PLC	0.290%	7/5/11	565,000	565,000
Lloyds TSB Bank PLC	0.240%	8/9/11	687,000	687,000
National Australia Bank Ltd.	0.430%	6/3/11	745,000	745,000
National Australia Bank Ltd.	0.400%	6/30/11	198,000	198,002
National Australia Bank Ltd.	0.390%	7/5/11	750,000	750,000
National Australia Bank Ltd.	0.360%	7/12/11	360,000	360,000
National Australia Bank Ltd.	0.355%	7/20/11	230,000	230,001
National Australia Bank Ltd.	0.340%	8/3/11	150,000	150,000
National Australia Bank Ltd.	0.360%	8/10/11	100,000	100,001

National Australia Bank Ltd.	0.360%	8/11/11	500,000	500,005
National Australia Bank Ltd.	0.330%	9/2/11	245,000	245,000
Royal Bank of Scotland PLC	0.200%	6/7/11	500,000	500,000
Royal Bank of Scotland PLC	0.180%	6/24/11	600,000	600,000
Toronto Dominion Bank (London Branch)	0.150%	7/13/11	247,000	247,000
				14,716,041
Yankee Certificates of Deposit (24.3%)
Abbey National Treasury Services PLC (US
Branch)	0.450%	6/1/11	400,000	400,000
Abbey National Treasury Services PLC (US
Branch)	0.450%	6/7/11	250,000	250,000
Abbey National Treasury Services PLC (US
Branch)	0.460%	7/12/11	400,000	400,000
Abbey National Treasury Services PLC (US
Branch)	0.460%	7/20/11	500,000	500,000
Abbey National Treasury Services PLC (US
Branch)	0.460%	8/3/11	500,000	500,000
Abbey National Treasury Services PLC (US
Branch)	0.420%	8/26/11	400,000	400,000
Australia & New Zealand Banking Group, Ltd.	0.250%	11/17/11	99,000	99,000
Bank of Montreal (Chicago Branch)	0.150%	7/20/11	743,000	743,000
Bank of Nova Scotia (Houston Branch)	0.260%	6/9/11	500,000	500,000
Bank of Nova Scotia (Houston Branch)	0.340%	6/13/11	398,000	398,000
Bank of Nova Scotia (Houston Branch)	0.240%	7/7/11	275,000	275,000
Bank of Nova Scotia (Houston Branch)	0.200%	7/25/11	590,000	590,000
Bank of Nova Scotia (Houston Branch)	0.200%	8/9/11	200,000	200,000
Bank of Nova Scotia (Houston Branch)	0.330%	8/9/11	675,000	675,000
Bank of Nova Scotia (Houston Branch)	0.235%	11/18/11	600,000	599,986
Barclays Bank PLC (New York Branch)	0.150%	6/13/11	500,000	500,000
Credit Suisse (New York Branch)	0.180%	7/5/11	500,000	500,000
Credit Suisse (New York Branch)	0.180%	7/19/11	500,000	500,000
DNB NOR Bank ASA (New York Branch)	0.220%	7/7/11	210,000	210,000
DNB NOR Bank ASA (New York Branch)	0.230%	7/7/11	816,000	816,000
Lloyds TSB Bank PLC (New York Branch)	0.240%	8/3/11	120,000	120,000
Lloyds TSB Bank PLC (New York Branch)	0.210%	9/1/11	365,000	365,000
Nordea Bank Finland PLC (New York Branch)	0.260%	6/9/11	500,000	500,000
Nordea Bank Finland PLC (New York Branch)	0.370%	7/5/11	247,000	247,000
Nordea Bank Finland PLC (New York Branch)	0.230%	7/7/11	300,000	300,000
Nordea Bank Finland PLC (New York Branch)	0.380%	7/18/11	394,000	394,000
Nordea Bank Finland PLC (New York Branch)	0.370%	7/21/11	200,000	200,000
Nordea Bank Finland PLC (New York Branch)	0.210%	8/2/11	200,000	200,000
Nordea Bank Finland PLC (New York Branch)	0.350%	8/2/11	500,000	500,000
Nordea Bank Finland PLC (New York Branch)	0.350%	8/4/11	300,000	300,000
Nordea Bank Finland PLC (New York Branch)	0.410%	8/26/11	250,000	250,036
Nordea Bank Finland PLC (New York Branch)	0.290%	11/2/11	300,000	300,000
Rabobank Nederland NV (New York Branch)	0.310%	6/17/11	38,700	38,700
Rabobank Nederland NV (New York Branch)	0.370%	7/14/11	500,000	500,000
Rabobank Nederland NV (New York Branch)	0.370%	8/3/11	535,000	535,000
Rabobank Nederland NV (New York Branch)	0.350%	9/1/11	645,000	645,000
Rabobank Nederland NV (New York Branch)	0.350%	9/16/11	420,000	420,000
Rabobank Nederland NV (New York Branch)	0.340%	10/6/11	175,000	175,000
Rabobank Nederland NV (New York Branch)	0.270%	11/9/11	800,000	800,000
Royal Bank of Canada (New York Branch)	0.320%	6/7/11	1,250,000	1,250,000
Royal Bank of Canada (New York Branch)	0.250%	6/13/11	995,000	995,000
Royal Bank of Canada (New York Branch)	0.330%	8/15/11	260,000	260,000
Royal Bank of Canada (New York Branch)	0.320%	9/14/11	495,000	495,000
Royal Bank of Canada (New York Branch)	0.280%	10/11/11	300,000	300,000

Svenska Handelsbanken (New York Branch)	0.280%	6/1/11	625,000	625,000
Svenska Handelsbanken (New York Branch)	0.275%	6/7/11	160,000	160,000
Svenska Handelsbanken (New York Branch)	0.360%	7/28/11	496,000	496,000
Svenska Handelsbanken (New York Branch)	0.360%	8/1/11	497,000	497,000
Svenska Handelsbanken (New York Branch)	0.350%	8/4/11	100,000	100,000
Svenska Handelsbanken (New York Branch)	0.355%	8/24/11	900,000	900,000
Svenska Handelsbanken (New York Branch)	0.190%	8/26/11	490,000	490,000
Svenska Handelsbanken (New York Branch)	0.300%	11/1/11	250,000	250,000
Svenska Handelsbanken (New York Branch)	0.300%	11/3/11	270,000	270,000
Toronto Dominion Bank (New York Branch)	0.330%	6/1/11	492,000	492,000
Toronto Dominion Bank (New York Branch)	0.250%	6/16/11	51,000	51,000
Toronto Dominion Bank (New York Branch)	0.200%	7/20/11	87,000	87,000
Toronto Dominion Bank (New York Branch)	0.190%	7/29/11	365,000	365,000
Toronto Dominion Bank (New York Branch)	0.170%	8/17/11	199,000	199,000
Toronto Dominion Bank (New York Branch)	0.170%	8/18/11	200,000	200,000
Toronto Dominion Bank (New York Branch)	0.170%	8/22/11	500,000	500,000
Toronto Dominion Bank (New York Branch)	0.170%	8/26/11	275,000	275,000
Toronto Dominion Bank (New York Branch)	0.170%	9/1/11	297,500	297,500
Toronto Dominion Bank (New York Branch)	0.330%	9/6/11	197,000	197,000
Toronto Dominion Bank (New York Branch)	0.330%	9/6/11	178,000	178,000
Toronto Dominion Bank (New York Branch)	0.330%	9/9/11	75,000	75,000
Toronto Dominion Bank (New York Branch)	0.280%	10/20/11	247,000	247,000
Toronto Dominion Bank (New York Branch)	0.240%	12/1/11	297,500	297,500
Westpac Banking Corp. (New York Branch)	0.350%	6/3/11	500,000	500,000
				26,894,722
Total Certificates of Deposit (Cost $41,610,763)				41,610,763
Other Notes (0.4%)
Bank of America, NA	0.150%	7/12/11	450,000	450,000

Repurchase Agreements (7.1%)
Barclays Capital Inc.
(Dated 5/09/11, Repurchase Value
$1,323,139,000, collateralized by Federal
National Mortgage Assn. 0.000%-0.500%,
6/8/11-11/15/30)	0.060%	6/7/11	1,323,000	1,323,000
Barclays Capital Inc.
(Dated 5/20/11, Repurchase Value
$286,038,000, collateralized by Federal
Farm Credit Bank 0.000%, 6/15/11-
11/15/11, Federal Home Loan Mortgage
Corp. 0.000%-6.750%, 6/9/11-7/15/32,
Federal National Mortgage Assn. 0.375%-
7.125%, 10/15/11-7/15/37)	0.080%	6/7/11	286,000	286,000
Barclays Capital Inc.
(Dated 4/25/11, Repurchase Value
$1,250,215,000, collateralized by Federal
Home Loan Bank 0.180%-5.750%, 6/3/11-
7/15/36 and Federal National Mortgage
Assn. 0.000%, 10/19/11)	0.100%	6/7/11	1,250,000	1,250,000
BNP Paribas Securities Corp.
(Dated 5/31/11, Repurchase Value
$41,451,000, collateralized by U.S.
Treasury Inflation Indexed Note/Bond
0.500%-3.375%, 1/15/12-4/15/15)	0.110%	6/1/11	41,451	41,451

BNP Paribas Securities Corp.
(Dated 5/12/11, Repurchase Value
$373,039,000, collateralized by Federal
Home Loan Bank 1.000%-5.500%, 6/24/11-
7/15/36, Federal Home Loan Mortgage
Corp. 0.000%-5.125%, 6/9/11-10/18/16,
and Federal National Mortgage Assn.
0.000%-2.875%, 6/3/11-10/8/27)	0.060%	6/7/11	373,000	373,000
BNP Paribas Securities Corp.
(Dated 4/25/11, Repurchase Value
$370,065,000, collateralized by Federal
Farm Credit Bank 0.230%-5.700%, 9/30/11-
12/26/36, Federal Home Loan Bank
0.000%-5.250%, 6/1/11-6/11/38, Federal
Home Loan Mortgage Corp. 0.000%-
6.000%, 6/15/11-9/15/29, and Federal
National Mortgage Assn. 0.000%-4.875%,
7/15/11-11/15/30)	0.100%	6/7/11	370,000	370,000
Deutsche Bank Securities, Inc.
(Dated 5/6/11, Repurchase Value
$1,815,219,000, collateralized by Federal
Farm Credit Bank 0.000%-6.280%, 6/7/11-
12/16/15, Federal Home Loan Bank
0.000%-5.750%, 6/10/11-9/30/22, Federal
Home Loan Mortgage Corp. 0.000%-
6.750%, 6/13/11-7/15/32, and Federal
National Mortgage Assn. 0.000%-7.250%,
6/3/11-7/15/37)	0.070%	6/7/11	1,815,000	1,815,000
Deutsche Bank Securities, Inc.
(Dated 5/24/11, Repurchase Value
$338,039,000, collateralized by Federal
Home Loan Bank 0.600%-5.060%, 1/25/12-
11/17/17 and Federal National Mortgage
Assn. 0.500%-5.000%, 10/30/12-5/11/17)	0.070%	6/7/11	338,000	338,000
Deutsche Bank Securities, Inc.
(Dated 4/25/11, Repurchase Value
$1,000,175,000, collateralized by Federal
Home Loan Bank 0.000%-1.625%, 6/29/11-
9/26/12, Federal Home Loan Mortgage
Corp. 0.000%-5.500%, 6/20/11-7/18/16,
and Federal National Mortgage Assn.
0.000%-2.750%, 6/21/11-6/27/14)	0.100%	6/7/11	1,000,000	1,000,000
RBS Securities, Inc.
(Dated 5/31/11, Repurchase Value
$25,000,000, collateralized by U.S.
Treasury Note/Bond 3.500%, 5/15/20)	0.110%	6/1/11	25,000	25,000
RBS Securities, Inc.
(Dated 5/24/11, Repurchase Value
$191,022,000, collateralized by U.S.
Treasury Note/Bond 0.750%-5.000%,
8/15/13-5/15/37)	0.070%	6/7/11	191,000	191,000
Societe Generale
(Dated 5/6/11, Repurchase Value
$284,031,000, collateralized by Federal
Home Loan Mortgage Corp. 4.500%-
5.000%, 1/15/14-7/15/14 and Federal
National Mortgage Assn. 3.250%-4.875%,
11/19/12-4/15/14)	0.070%	6/7/11	284,000	284,000

Societe Generale
(Dated 5/12/11, Repurchase Value
$227,029,000, collateralized by Federal
National Mortgage Assn. 1.125%-5.000%,
7/30/12-3/15/16)	0.070%	6/7/11	227,000	227,000
Societe Generale
(Dated 5/20/11, Repurchase Value
$296,039,000, collateralized by Federal
Home Loan Mortgage Corp. 1.250%,
5/3/12)	0.080%	6/7/11	296,000	296,000
Total Repurchase Agreements (Cost $7,819,451)				7,819,451
Money Market Fund (1.3%)
5 Vanguard Municipal Cash Management Fund
(Cost $1,403,156)	0.151%		1,403,156,000	1,403,156

Taxable Municipal Bonds (0.0%)
6 Los Angeles CA Department of Water &
Power Revenue TOB VRDO	0.240%	6/7/11	13,000	13,000
6 Massachusetts State Transportation Fund
Revenue TOB VRDO	0.240%	6/7/11	13,100	13,100
6 Seattle WA Municipal Light & Power Revenue
TOB VRDO	0.240%	6/7/11	6,400	6,400
Total Taxable Municipal Bonds (Cost $32,500)				32,500
Tax-Exempt Municipal Bonds (3.5%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Akron General
Health System) VRDO	0.170%	6/7/11	19,500	19,500
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.180%	6/7/11	35,400	35,400
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.200%	6/7/11	39,315	39,315
Ascension Parish LA Industrial Development
Board Revenue (IMTT-Geismar Project)
VRDO	0.180%	6/7/11	79,000	79,000
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District VRDO	0.190%	6/7/11	29,800	29,800
Birmingham AL Public Educational Building
StudentHousing Revenue (University of
Alabama at Birmingham Project) VRDO	0.180%	6/7/11	16,575	16,575
Board of Regents of the University of Texas
System Revenue Financing System
Revenue VRDO	0.120%	6/7/11	58,300	58,300
Board of Regents of the University of Texas
System Revenue Financing System
Revenue VRDO	0.120%	6/7/11	95,000	95,000
Board of Regents of the University of Texas
System Revenue Financing System
Revenue VRDO	0.120%	6/7/11	66,605	66,605
Board of Regents of the University of Texas
System Revenue Financing System
Revenue VRDO	0.130%	6/7/11	17,425	17,425
Boone County KY Pollution Control Revenue
(Duke Energy Kentucky Inc. Project) VRDO	0.150%	6/7/11	19,000	19,000
California Health Facilities Financing Authority
Revenue (Stanford Hospital) VRDO	0.170%	6/7/11	66,500	66,500
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.160%	6/7/11	24,845	24,845

California Housing Finance Agency Home
Mortgage Revenue VRDO	0.170%	6/7/11	15,200	15,200
California Infrastructure & Economic
Development Bank Revenue (Orange
County Performing Arts Center) VRDO	0.130%	6/7/11	35,900	35,900
California Statewide Communities
Development Authority Revenue (Redlands
Community Hospital) VRDO	0.150%	6/7/11	22,100	22,100
Cleveland-Cuyahoga County OH Port
Authority Revenue (SPC Buildings 1 & 3
LLC) VRDO	0.170%	6/7/11	24,000	24,000
Columbus OH Regional Airport Authority
Airport Revenue (Oasbo Expanded Asset
Program) VRDO	0.180%	6/7/11	19,200	19,200
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.120%	6/7/11	35,000	35,000
Curators of the University of Missouri System
Facilities Revenue VRDO	0.150%	6/7/11	62,150	62,150
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.180%	6/7/11	76,100	76,100
District of Columbia Revenue (George
Washington University) VRDO	0.190%	6/7/11	27,560	27,560
District of Columbia Revenue (Georgetown
University) VRDO	0.180%	6/7/11	17,200	17,200
District of Columbia Revenue (Georgetown
University) VRDO	0.180%	6/7/11	7,575	7,575
District of Columbia Revenue (Washington
Drama Society) VRDO	0.170%	6/7/11	20,375	20,375
Fairfax County VA Economic Development
Authority Resource Recovery Revenue
(Lorton Arts Foundation Project) VRDO	0.180%	6/7/11	10,600	10,600
Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System) VRDO	0.180%	6/7/11	42,000	42,000
Harris County TX Cultural Education Facilities
Finance Corp. Medical Facilities Revenue
(Baylor College of Medicine) VRDO	0.190%	6/7/11	42,500	42,500
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.170%	6/7/11	17,200	17,200
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.190%	6/7/11	29,205	29,205
Illinois Development Finance Authority
Revenue (Chicago Horticultural Society)
VRDO	0.200%	6/7/11	16,300	16,300
Illinois Finance Authority Pollution Control
Revenue (Commonwealth Edison Co.
Project) VRDO	0.180%	6/7/11	29,400	29,400
Illinois Finance Authority Revenue (Carle
Foundation) VRDO	0.150%	6/7/11	31,905	31,905
Illinois Finance Authority Revenue (Carle
Healthcare System) VRDO	0.130%	6/7/11	44,665	44,665
Illinois Finance Authority Revenue (Ingalls
Health System) VRDO	0.190%	6/7/11	43,000	43,000
Illinois Finance Authority Revenue (Little Co.
of Mary Hospital & Health Care Centers)
VRDO	0.180%	6/7/11	18,480	18,480
Illinois Finance Authority Revenue (Loyola
University Health System) VRDO	0.180%	6/7/11	35,450	35,450

Illinois Finance Authority Revenue (Museum
of Science & Industry) VRDO	0.180%	6/7/11	13,000	13,000
Indiana Development Finance Authority
EducationalFacilities Revenue (Indianapolis
Museum of Art Inc. Project) VRDO	0.180%	6/7/11	14,400	14,400
Indiana Educational Facilities Authority
Revenue (Wabash College) VRDO	0.200%	6/7/11	23,940	23,940
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.150%	6/7/11	22,445	22,445
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.130%	6/7/11	15,075	15,075
Jacksonville FL Capital Project Revenue
VRDO	0.180%	6/7/11	26,400	26,400
Kansas City MO Industrial Development
Authority Revenue (Downtown
Redevelopment District) VRDO	0.180%	6/7/11	27,535	27,535
Kansas City MO Industrial Development
Authority Revenue (Downtown
Redevelopment District) VRDO	0.180%	6/7/11	11,220	11,220
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)
VRDO	0.160%	6/7/11	25,035	25,035
Kentucky Higher Education Student Loan
Corp. Student Loan Revenue VRDO	0.210%	6/7/11	34,535	34,535
Knox County TX Health Educational &
Housing Facilities Board Hospital Facilities
(Covenant Healthcare) VRDO	0.180%	6/7/11	15,690	15,690
Los Angeles CA Wastewater System
Revenue VRDO	0.100%	6/7/11	37,300	37,300
Los Angeles CA Wastewater System
Revenue VRDO	0.120%	6/7/11	20,400	20,400
Los Angeles CA Wastewater System
Revenue VRDO	0.170%	6/7/11	27,595	27,595
Los Angeles CA Wastewater System
Revenue VRDO	0.170%	6/7/11	23,200	23,200
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute) VRDO	0.140%	6/7/11	49,365	49,365
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute) VRDO	0.140%	6/7/11	18,855	18,855
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries) VRDO	0.170%	6/7/11	11,650	11,650
Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College)
VRDO	0.150%	6/7/11	15,130	15,130
Maryland Health & Higher Educational
Facilities Authority Revenue (Johns
Hopkins University) VRDO	0.140%	6/7/11	33,000	33,000
Maryland Health & Higher Educational
Facilities Authority Revenue (University of
Maryland Medical System) VRDO	0.170%	6/7/11	30,160	30,160
Massachusetts Health & Educational Facilities
Authority Revenue (Bentley College) VRDO	0.160%	6/7/11	21,900	21,900

Massachusetts Health & Educational Facilities
Authority Revenue (Dana Farber Cancer
Institute) VRDO	0.160%	6/7/11	9,015	9,015
Massachusetts Health & Educational Facilities
Authority Revenue (MIT) VRDO	0.120%	6/7/11	19,320	19,320
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue
VRDO	0.160%	6/7/11	43,100	43,100
Miami-Dade County FL Special Obligation
Revenue (Juvenile Courthouse Project)
VRDO	0.140%	6/7/11	25,350	25,350
Michigan Higher Education Facilities Authority
Revenue (Albion College) VRDO	0.190%	6/7/11	13,000	13,000
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System) VRDO	0.170%	6/7/11	32,925	32,925
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.160%	6/7/11	22,000	22,000
Minneapolis & St. Paul MN Housing &
RedevelopmentAuthority Health Care
System Revenue (Allina Health System)
VRDO	0.150%	6/7/11	15,000	15,000
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.170%	6/7/11	18,000	18,000
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care) VRDO	0.180%	6/7/11	83,775	83,775
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	0.180%	6/7/11	38,730	38,730
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.150%	6/7/11	19,600	19,600
New Jersey Transportation Trust Fund
Authority Transportation System Revenue
VRDO	0.150%	6/7/11	32,800	32,800
New Mexico Finance Authority Transportation
Revenue VRDO	0.190%	6/7/11	48,900	48,900
New York City NY GO VRDO	0.140%	6/7/11	58,550	58,550
New York City NY GO VRDO	0.150%	6/7/11	29,800	29,800
New York City NY GO VRDO	0.180%	6/7/11	11,775	11,775
New York City NY GO VRDO	0.180%	6/7/11	9,825	9,825
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(Carnegie Park) VRDO	0.150%	6/7/11	39,505	39,505
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(Monterey) VRDO	0.150%	6/7/11	21,980	21,980
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(One Columbus Place Development) VRDO	0.190%	6/7/11	8,100	8,100
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(West End Towers) VRDO	0.190%	6/7/11	31,300	31,300
New York City NY Industrial Development
Agency Civic Facility Revenue (New York
Law School) VRDO	0.150%	6/7/11	15,250	15,250

New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.150%	6/7/11	31,085	31,085
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.150%	6/7/11	30,885	30,885
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.170%	6/7/11	20,500	20,500
New York State Housing Finance Agency
Housing Revenue (125 West 31st Street)
VRDO	0.170%	6/7/11	42,300	42,300
New York State Housing Finance Agency
Housing Revenue (20 River Terrace
Housing) VRDO	0.170%	6/7/11	17,300	17,300
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.170%	6/7/11	31,500	31,500
New York State Housing Finance Agency
Housing Revenue (330 West 39th Street)
VRDO	0.180%	6/7/11	26,100	26,100
New York State Housing Finance Agency
Housing Revenue (70 Battery Place) VRDO	0.190%	6/7/11	12,800	12,800
New York State Housing Finance Agency
Housing Revenue (Clinton Green - South)
VRDO	0.170%	6/7/11	11,625	11,625
New York State Housing Finance Agency
Housing Revenue (Clinton Green North)
VRDO	0.170%	6/7/11	31,845	31,845
New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.200%	6/7/11	24,500	24,500
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.150%	6/7/11	10,375	10,375
North Texas Higher Education Authority
Student Loan Revenue VRDO	0.200%	6/7/11	29,900	29,900
North Texas Tollway Authority System
Revenue VRDO	0.170%	6/7/11	35,100	35,100
Oakland University of Michigan Revenue
VRDO	0.190%	6/7/11	8,900	8,900
Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co.
Project) VRDO	0.180%	6/7/11	11,100	11,100
Ohio GO VRDO	0.140%	6/7/11	23,515	23,515
Ohio Higher Educational Facility Commission
Revenue (University Hospitals Health
System Inc.) VRDO	0.160%	6/7/11	25,000	25,000
Ohio State University General Receipts
Revenue VRDO	0.120%	6/7/11	29,525	29,525
Ohio State University General Receipts
Revenue VRDO	0.120%	6/7/11	115,300	115,300
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System) VRDO	0.160%	6/7/11	45,065	45,065
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.190%	6/7/11	57,850	57,850
Salem OH Hospital Facilities Revenue (Salem
Community Hospital Project) VRDO	0.170%	6/7/11	14,000	14,000
San Antonio TX Electric & Gas Systems
Revenue VRDO	0.190%	6/7/11	35,355	35,355
South Carolina Transportation Infrastructure
Revenue VRDO	0.170%	6/7/11	47,300	47,300

Southern California Public Power Authority
Revenue (Palo Verde Project) VRDO	0.140%	6/7/11	11,200	11,200
Tarrant County TX Cultural Education
Facilities Finance Corp. Revenue
(CHRISTUS Health) VRDO	0.180%	6/7/11	18,400	18,400
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.200%	6/7/11	24,300	24,300
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.200%	6/7/11	42,400	42,400
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.200%	6/7/11	28,900	28,900
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.220%	6/7/11	34,620	34,620
Texas Department of Housing & Community
Affairs Single Mortgage Revenue VRDO	0.200%	6/7/11	70,820	70,820
University of Alabama Birmingham Hospital
Revenue VRDO	0.180%	6/7/11	24,100	24,100
University of South Florida Financing Corp.
COP VRDO	0.180%	6/7/11	41,535	41,535
University of Texas Permanent University
Fund Revenue VRDO	0.110%	6/7/11	153,900	153,900
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.180%	6/7/11	16,000	16,000
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.180%	6/7/11	19,250	19,250
Virginia Small Business Financing Authority
Health Facilities Revenue (Bon Secours
Health System Inc.) VRDO	0.170%	6/7/11	7,200	7,200
Warren County KY Revenue (Western
Kentucky University Student Life
Foundation Inc. Project) VRDO	0.200%	6/7/11	19,500	19,500
Washington County PA Authority Revenue
(Girard Estate Project) VRDO	0.200%	6/7/11	11,040	11,040
Washington Health Care Facilities Authority
Revenue (MultiCare Health System) VRDO	0.170%	6/7/11	24,975	24,975
Washington Health Care Facilities Authority
Revenue (Swedish Health Services) VRDO	0.150%	6/7/11	20,500	20,500
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.170%	6/7/11	30,260	30,260
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care
Inc.) VRDO	0.180%	6/7/11	31,200	31,200
Total Tax-Exempt Municipal Bonds (Cost $3,854,585)				3,854,585
Total Investments (102.4%) (Cost $113,205,897)				113,205,897
Other Assets and Liabilities-Net (-2.4%)				(2,617,961)
Net Assets (100%)				110,587,936

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security.
4 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At May 31, 2011, the aggregate value of these securities was $13,252,841,000, representing 12.0% of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, the aggregate value of these securities was $32,500,000.

COP—Certificate of Participation.
GO—General Obligation Bond.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The fund's investment in Vanguard Municipal Cash Management funds is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Federal Money Market Fund

Schedule of Investments
As of May 31, 2011

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (97.0%)
2	Fannie Mae Discount Notes	0.150%	6/1/11	2,350	2,350
2	Fannie Mae Discount Notes	0.230%	6/8/11	43,462	43,460
2	Fannie Mae Discount Notes	0.230%–0.240%	6/15/11	154,648	154,634
2	Fannie Mae Discount Notes	0.070%–0.190%	6/20/11	230,404	230,390
2	Fannie Mae Discount Notes	0.100%	6/29/11	1,998	1,998
2	Fannie Mae Discount Notes	0.250%	7/1/11	13,000	12,997
2	Fannie Mae Discount Notes	0.090%–0.180%	7/6/11	175,000	174,983
2	Fannie Mae Discount Notes	0.070%–0.200%	7/8/11	9,023	9,021
2	Fannie Mae Discount Notes	0.090%	7/11/11	13,715	13,714
2	Fannie Mae Discount Notes	0.100%	7/13/11	5,745	5,744
2	Fannie Mae Discount Notes	0.100%	7/20/11	5,000	4,999
2	Fannie Mae Discount Notes	0.100%	7/21/11	25,600	25,596
2	Fannie Mae Discount Notes	0.170%	8/3/11	44,575	44,562
2	Fannie Mae Discount Notes	0.170%–0.180%	8/8/11	19,525	19,519
2	Fannie Mae Discount Notes	0.060%–0.190%	8/10/11	118,000	117,963
2	Fannie Mae Discount Notes	0.080%–0.210%	8/17/11	19,000	18,996
2	Fannie Mae Discount Notes	0.120%	8/22/11	7,197	7,195
2	Fannie Mae Discount Notes	0.170%–0.200%	8/24/11	31,777	31,763
2	Fannie Mae Discount Notes	0.130%	8/31/11	18,000	17,994
2	Fannie Mae Discount Notes	0.090%–0.170%	9/1/11	44,350	44,335
2	Fannie Mae Discount Notes	0.100%	9/7/11	5,225	5,224
2	Fannie Mae Discount Notes	0.175%–0.175%	9/14/11	85,000	84,957
2	Fannie Mae Discount Notes	0.180%	9/21/11	20,000	19,989
2	Fannie Mae Discount Notes	0.150%	10/12/11	70,526	70,487
2	Fannie Mae Discount Notes	0.140%–0.145%	10/26/11	88,263	88,211
2	Fannie Mae Discount Notes	0.120%–0.120%	11/2/11	14,675	14,667
2	Federal Home Loan Bank Discount Notes	0.240%	6/1/11	35,555	35,555
2	Federal Home Loan Bank Discount Notes	0.080%	6/8/11	127,000	126,998
2	Federal Home Loan Bank Discount Notes	0.230%	6/17/11	45,000	44,995
2	Federal Home Loan Bank Discount Notes	0.120%	7/1/11	150,000	149,985
2	Federal Home Loan Bank Discount Notes	0.050%	7/6/11	25,000	24,999
2	Federal Home Loan Bank Discount Notes	0.100%	7/13/11	11,145	11,144
2	Federal Home Loan Bank Discount Notes	0.095%	7/15/11	32,800	32,796
2	Federal Home Loan Bank Discount Notes	0.090%	7/20/11	30,000	29,996
2	Federal Home Loan Bank Discount Notes	0.070%	8/3/11	22,119	22,116
2	Federal Home Loan Bank Discount Notes	0.080%	8/5/11	5,600	5,599
2	Federal Home Loan Bank Discount Notes	0.070%	8/10/11	29,105	29,101
2	Federal Home Loan Bank Discount Notes	0.170%–0.180%	8/12/11	39,600	39,586
2	Federal Home Loan Bank Discount Notes	0.080%–0.190%	8/17/11	120,105	120,059
2	Federal Home Loan Bank Discount Notes	0.090%	8/19/11	55,000	54,989
2	Federal Home Loan Bank Discount Notes	0.090%	8/24/11	10,000	9,998
2	Federal Home Loan Bank Discount Notes	0.170%	9/7/11	5,000	4,998
2	Federal Home Loan Bank Discount Notes	0.170%	9/9/11	8,700	8,696
[2,3] Federal Home Loan Banks		0.099%	7/25/11	70,000	69,993
[2,3] Federal Home Loan Banks		0.126%	9/9/11	24,000	23,997
[2,3] Federal Home Loan Banks		0.144%	9/23/11	41,000	40,997
[2,3] Federal Home Loan Banks		0.174%	1/9/12	150,000	149,971
[2,3] Federal Home Loan Banks		0.165%	1/23/12	25,000	24,996
[2,3] Federal Home Loan Banks		0.175%	2/3/12	100,000	99,979
[2,3] Federal Home Loan Mortgage Corp.		0.202%	8/5/11	95,000	94,998

[2,3] Federal Home Loan Mortgage Corp.		0.158%	12/16/11	35,000	34,992
[2,3] Federal Home Loan Mortgage Corp.		0.158%	2/16/12	75,000	74,979
[2,3] Federal Home Loan Mortgage Corp.		0.135%	8/24/12	60,000	59,965
[2,3] Federal Home Loan Mortgage Corp.		0.155%	3/21/13	13,000	12,988
[2,3] Federal Home Loan Mortgage Corp.		0.159%	5/6/13	32,000	31,975
[2,3] Federal Home Loan Mortgage Corp.		0.141%	6/3/13	60,000	59,951
[2,3] Federal National Mortgage Assn.		0.215%	8/23/12	160,000	160,022
[2,3] Federal National Mortgage Assn.		0.227%	9/17/12	40,000	39,990
[2,3] Federal National Mortgage Assn.		0.215%	11/23/12	70,000	69,969
2	Freddie Mac Discount Notes	0.230%	6/13/11	60,000	59,995
2	Freddie Mac Discount Notes	0.090%	6/20/11	8,859	8,859
2	Freddie Mac Discount Notes	0.090%	6/21/11	5,459	5,459
2	Freddie Mac Discount Notes	0.240%	6/22/11	38,460	38,455
2	Freddie Mac Discount Notes	0.240%	6/27/11	80,000	79,986
2	Freddie Mac Discount Notes	0.090%–0.100%	7/5/11	57,978	57,973
2	Freddie Mac Discount Notes	0.090%–0.160%	7/11/11	29,679	29,675
2	Freddie Mac Discount Notes	0.200%	7/12/11	4,654	4,653
2	Freddie Mac Discount Notes	0.095%–0.200%	7/18/11	120,000	119,973
2	Freddie Mac Discount Notes	0.250%	7/25/11	20,000	19,993
2	Freddie Mac Discount Notes	0.090%	7/27/11	50,000	49,993
2	Freddie Mac Discount Notes	0.170%	8/1/11	20,079	20,073
2	Freddie Mac Discount Notes	0.080%–0.210%	8/8/11	50,004	49,989
2	Freddie Mac Discount Notes	0.140%	8/17/11	125,000	124,963
2	Freddie Mac Discount Notes	0.170%	8/29/11	2,500	2,499
2	Freddie Mac Discount Notes	0.090%	9/1/11	40,000	39,991
2	Freddie Mac Discount Notes	0.115%	9/6/11	11,500	11,496
2	Freddie Mac Discount Notes	0.170%	9/12/11	95,000	94,954
2	Freddie Mac Discount Notes	0.130%–0.180%	9/19/11	43,977	43,953
2	Freddie Mac Discount Notes	0.145%–0.150%	10/24/11	105,454	105,391
2	Freddie Mac Discount Notes	0.120%	11/7/11	5,279	5,276
2	Freddie Mac Discount Notes	0.120%	11/14/11	8,350	8,345
	United States Treasury Bill	0.145%–0.212%	6/2/11	310,000	309,999
	United States Treasury Bill	0.190%	6/16/11	10,000	9,999
	United States Treasury Bill	0.155%	9/8/11	100,000	99,957
	United States Treasury Bill	0.170%	9/29/11	138,298	138,220
	United States Treasury Bill	0.074%	11/17/11	50,000	49,983
	United States Treasury Bill	0.100%	11/25/11	50,000	49,975
	United States Treasury Bill	0.116%	12/1/11	150,000	149,912
Total U.S. Goverment and Agency Obligations (Cost $4,857,109)					4,857,109
Repurchase Agreements (8.2%)
	Barclays Capital Inc.
	(Dated 05/09/11, Repurchase Value
	$15,002,000, collateralized by Federal
	Home Loan Mortgage Corp. 4.375%-
	4.625%, 10/25/12-7/17/15)	0.060%	6/7/11	15,000	15,000
	Barclays Capital Inc.
	(Dated 5/20/11, Repurchase Value
	$14,002,000, collateralized by Federal
	Home Loan Mortgage Corp. 4.625%-
	5.500%, 10/25/12-8/23/17)	0.080%	6/7/11	14,000	14,000

BNP Paribas Securities Corp.
(Dated 5/12/11, Repurchase Value
$31,003,000, collateralized by Federal
Farm Credit Bank, 3.500%-4.850%,
8/15/11-3/12/12, Federal Home Loan Banks
0.000%-5.750%, 6/3/11-12/8/17, Federal
Home Loan Mortgage Corp. 1.375%-
5.250%, 7/18/11-3/27/19, and Federal
National Mortgage Assoc. 0.000%-
10.350%, 8/3/11-5/11/17)	0.060%	6/7/11	31,000	31,000
BNP Paribas Securities Corp.
(Dated 4/25/11, Repurchase Value
$17,003,000, collateralized by Federal
Farm Credit Bank 0.570%-5.300%, 7/11/11-
11/28/22, Federal Home Loans Banks
0.000%-5.750%, 6/10/11-12/11/15, Federal
Home Loan Mortgage Corp. 1.375%-
5.125%, 3/5/12-11/17/17, and Federal
National Mortgage Assoc. 2.500%-
10.350%, 5/15/14-12/10/15)	0.100%	6/7/11	17,000	17,000
Deutsche Bank Securities, Inc.
(Dated 5/6/11, Repurchase Value
$60,007,000, collateralized by Federal
Home Loan Mortgage Corp. 0.000%-
2.500%, 12/1/11-5/27/16)	0.070%	6/7/11	60,000	60,000
Deutsche Bank Securities, Inc.
(Dated 5/24/11, Repurchase Value
$30,003,000, collateralized by Federal
Home Loan Mortgage Corp. 2.500%,
5/27/16, and Federal National Mortgage
Assoc. 5.375%, 6/12/17)	0.070%	6/7/11	30,000	30,000
Deutsche Bank Securities, Inc.
(Dated 4/25/11, Repurchase Value
$33,006,000, collateralized by Federal
Home Loan Mortgage Corp. 2.500%,
5/27/16)	0.100%	6/7/11	33,000	33,000
RBS Securities, Inc.
(Dated 5/24/11, Repurchase Value
$9,001,000, collateralized by U.S. Treasury
Notes/Bond 3.500%, 5/15/20)	0.070%	6/7/11	9,000	9,000
Societe Generale
(Dated 5/31/11, Repurchase Value
$62,256,000, collateralized by Federal
Home Loan Mortgage Corp. 1.250%,
5/3/12)	0.120%	6/1/11	62,256	62,256
Societe Generale
(Dated 5/9/11, Repurchase Value
$35,003,000, collateralized by Treasury
Inflation Indexed Note/Bond 2.000%-
3.000%, 4/15/12-7/15/12, and U.S.
Treasury Notes/Bond 4.500%-8.875%,
11/15/15-8/15/17)	0.060%	6/7/11	35,000	35,000
Societe Generale
(Dated 5/9/11, Repurchase Value
$75,007,000, collateralized by Treasury
Inflation Indexed Note/Bond 3.000%,
7/15/12, and U.S. Treasury Notes/Bond
4.250%-6.250%, 5/15/30-5/15/39)	0.060%	6/7/11	75,000	75,000

Federal Money Market Fund

Societe Generale
(Dated 5/6/11, Repurchase Value
$13,001,000, collateralized by Federal
National Mortgage Assoc. 4.750%,
11/19/12)	0.070%	6/7/11	13,000	13,000
Societe Generale
(Dated 5/12/11, Repurchase Value
$19,002,000) collateralized by Federal
National Mortgage Assoc. 4.750%,
11/19/12)	0.070%	6/7/11	19,000	19,000
Total Repurchase Agreements (Cost $413,256)				413,256
Total Investments (105.2%) (Cost $5,270,365)				5,270,365
Other Assets and Liabilities-Net (-5.2%)				(261,767)
Net Assets (100%)				5,008,598

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2011, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MONEY MARKET RESERVES

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 25, 2011

VANGUARD MONEY MARKET RESERVES

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 25, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.